CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

(Dollars in millions)	December 31, 2025	December 31, 2024
Cash and bank balances	$948.6	$1,127.1
Less: Pledged deposits	—	(0.1)
Time deposits	(46.7)	(840.3)

Cash and cash equivalents	901.9	286.7

Denominated in U.S. dollars	839.8	230.8
Denominated in RMB	9.7	19.3
Denominated in EUR	52.4	36.6

Cash and cash equivalents	$901.9	$286.7
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $9.7 million and $19.3 million in the consolidated statements of financial position as at December 31, 2025 and 2024, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
Cash and cash equivalents earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.